General (Company, AIG Offering And The Share Repurchase, And Genesis Funding Limited Transaction) (Narrative) (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 09, 2015 shares	Aug. 24, 2015 shares	Dec. 31, 2016 USD ($) item shares	Dec. 31, 2014 USD ($) item	Dec. 31, 2015 USD ($)
General [Line Items]
Total Assets | $			$ 41,620,453		$ 43,749,499
Ordinary shares, acquired			25,012,978
Number of aircraft | item			1,022
GFL [Member]
General [Line Items]
Total Assets | $				$ 727,000
Number of aircraft | item				37
Sale of Class A common shares, percentage of ownership before transaction				100.00%
AIG [Member] | AerCap Holdings N.V. [Member]
General [Line Items]
Number of ordinary shares sold in secondary offering	71,184,686	10,677,702
Ordinary shares, acquired	15,698,588